First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 40.7%
	Collateralized Mortgage Obligations — 18.6%
	Federal Home Loan Mortgage Corporation
$2,586,620	Series 2015-4499, Class CZ	3.50%	08/15/45	$2,239,060
994,941	Series 2017-4745, Class CZ	3.50%	01/15/48	905,192
405,098	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (a)	4.97%	01/25/50	392,519
3,823,257	Series 2022-5202, Class NV	3.00%	01/25/37	3,539,026
4,148,360	Series 2022-5224, Class DZ	4.00%	04/25/52	3,733,445
12,105,000	Series 2022-5224, Class HL	4.00%	04/25/52	11,163,513
9,927,719	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (a)	5.45%	11/25/54	9,845,468
1,001,304	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (a)	5.65%	12/25/54	999,709
3,408,272	Series 2024-5487, Class ZM	3.50%	12/25/54	2,751,270
4,566,288	Series 2025-5500, Class CZ	4.50%	02/25/55	3,985,172
8,618,430	Series 2025-5506, Class DZ	3.50%	08/25/42	7,099,857
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,215,484	Series 2017-1, Class HA	3.00%	01/25/56	1,139,989
1,782,202	Series 2017-2, Class MA	3.00%	08/25/56	1,667,783
1,743,619	Series 2018-1, Class MA	3.00%	05/25/57	1,624,909
1,430,626	Series 2018-1, Class MT	3.00%	05/25/57	1,223,039
1,551,699	Series 2018-3, Class HV	3.00%	08/25/57	1,380,329
1,200,799	Series 2019-1, Class MA	3.50%	07/25/58	1,153,811
2,810,680	Series 2019-2, Class HV	3.00%	08/25/58	2,497,259
2,381,451	Series 2019-2, Class MA	3.50%	08/26/58	2,273,199
7,666,990	Series 2019-2, Class MV	3.50%	08/25/58	7,069,275
592,413	Series 2019-4, Class HA	3.00%	02/25/59	548,545
407,890	Series 2019-4, Class MA	3.00%	02/25/59	379,035
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	226,021
466,036	Series 2019-2, Class A1C	2.75%	09/25/29	443,878
160,978	Series 2019-3, Class A1C	2.75%	11/25/29	153,137
592,427	Series 2020-2, Class AC	2.00%	09/25/30	534,252
971,407	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	10/25/34	970,314
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,800,067	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	05/25/44	5,799,864
746,667	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	08/25/44	747,462
1,700,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	1,692,675
2,218,750	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	02/25/45	2,208,513
	Federal National Mortgage Association
5,086,795	Series 2012-118, Class VZ	3.00%	11/25/42	4,641,654
271,062	Series 2013-136, Class DZ	3.00%	01/25/44	247,015
1,269,027	Series 2013-41, Class ZA	3.00%	05/25/43	1,157,143
284,091	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (a)	4.77%	06/25/48	274,820
143,581	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (a)	4.92%	07/25/49	139,852

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$336,024	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.87%	07/25/50	$326,847
9,820,110	Series 2022-29, Class KZ	1.50%	06/25/42	7,220,637
4,672,331	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (a)	5.17%	10/25/52	4,562,896
3,918,392	Series 2024-20, Class ZQ	4.00%	10/25/45	3,439,559
1,029,485	Series 2024-39, Class AV	3.00%	11/25/33	976,748
974,929	Series 2024-56, Class EV	5.00%	08/25/35	986,499
3,532,946	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	5.50%	11/25/54	3,507,207
18,422,508	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (a)	5.35%	11/25/54	18,323,721
	Government National Mortgage Association
2,539,496	Series 2018-89, Class VZ	3.50%	06/20/48	2,244,898
5,320,138	Series 2021-105, Class DT	5.50%	06/20/51	5,446,951
4,857,663	Series 2022-139, Class AL	4.00%	07/20/51	4,396,623
7,179,227	Series 2022-9, Class AC	5.50%	01/20/52	7,393,487
7,065,264	Series 2022-9, Class GJ	5.50%	01/20/52	7,276,189
562,598	Series 2024-125, Class NV	5.00%	08/20/35	570,924
10,740,319	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (a)	5.50%	11/20/54	10,694,733
7,697,768	Series 2025-41, Class QV	4.50%	04/20/36	7,524,006
4,400,000	Series 2025-JP7382, Class SB (c) (d) (e)	0.00%	01/01/55	4,130,500
				175,870,429
	Commercial Mortgage-Backed Securities — 2.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
5,795,000	Series 2020-RR07, Class BX, IO (f)	2.61%	10/27/28	396,903
5,778,199	Series 2020-RR14, Class X, IO (g)	2.13%	03/27/34	805,655
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
23,500,000	Series 2019-RR01, Class X, IO (f)	1.53%	06/25/28	907,554
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,027,000	Series 2018-K158, Class A3	3.90%	10/25/33	2,898,169
4,950,000	Series 2019-K094, Class XAM, IO (g)	1.28%	06/25/29	214,176
5,322,832	Series 2019-K097, Class X1, IO (g)	1.21%	07/25/29	206,358
23,909,946	Series 2019-K101, Class X1, IO (f)	0.94%	10/25/29	752,135
415,533	Series 2019-K103, Class A1	2.31%	06/25/29	401,319
2,924,233	Series 2019-K736, Class X1, IO (g)	1.38%	07/25/26	34,225
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	205,761
673,606	Series 2019-K1510, Class X1, IO (g)	0.64%	01/25/34	19,962
26,614,593	Series 2019-K1512, Class X1, IO (g)	1.05%	04/25/34	1,421,938
10,036,867	Series 2020-K104, Class X1, IO (g)	1.23%	01/25/30	434,038
5,200,000	Series 2020-K104, Class XAM, IO (g)	1.50%	01/25/30	301,376
19,006,691	Series 2020-K110, Class X1, IO (g)	1.76%	04/25/30	1,230,636
34,134,638	Series 2020-K115, Class X1, IO (g)	1.42%	06/25/30	1,913,509
7,863,088	Series 2020-K116, Class X1, IO (g)	1.52%	07/25/30	461,747
8,389,672	Series 2020-K118, Class X1, IO (g)	1.04%	09/25/30	350,229
72,228,983	Series 2020-K120, Class X1, IO (g)	1.13%	10/25/30	3,213,287
400,203	Series 2020-K1517, Class X1, IO (g)	1.44%	07/25/35	37,877
8,528,078	Series 2020-KG03, Class X1, IO (g)	1.47%	06/25/30	476,517
9,744,542	Series 2020-KG04, Class X1, IO (g)	0.93%	11/25/30	362,163
33,503,715	Series 2021-K130, Class X1, IO (g)	1.14%	06/25/31	1,719,990

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$87,318,544	Series 2021-K132, Class X1, IO (g)	0.61%	08/25/31	$2,324,489
2,184,523	Series 2021-K743, Class X1, IO (g)	1.01%	05/25/28	52,626
16,683,609	Series 2021-KG05, Class X1, IO (g)	0.40%	01/25/31	247,368
270,316	Series 2022-K142, Class A1	2.40%	12/25/31	248,694
1,776,500	Series 2022-K143, Class XAM, IO (g)	0.50%	04/25/55	42,581
4,437,000	Series 2024-K165, Class XAM, IO (g)	1.09%	09/25/34	314,471
22,349,000	Series 2024-K167, Class XAM, IO (g)	0.55%	11/25/34	743,614
919,000	Series 2024-K757, Class XAM, IO (g)	1.18%	08/25/31	50,418
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	329,106
300,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	304,573
	Federal National Mortgage Association Alternative Credit Enhancement Securities
341,487	Series 2024-M3, Class Z (g)	4.66%	04/25/53	284,644
	Government National Mortgage Association
30,881,606	Series 2024-32, Class IO, IO (g)	0.71%	06/16/63	1,602,885
				25,310,993
	Pass-Through Securities — 19.4%
	Federal Home Loan Mortgage Corporation
835,196	Pool RB5112	2.50%	05/01/41	737,879
5,929,399	Pool RB5126	2.50%	09/01/41	5,232,304
1,652,897	Pool RE6076	2.00%	12/01/50	1,291,540
16,217,111	Pool SD5829	4.50%	10/01/52	15,583,843
3,596,042	Pool SD7309	4.00%	02/01/45	3,453,663
611,681	Pool SD7550	3.00%	02/01/52	540,529
672,345	Pool ZS9776	3.50%	08/01/46	620,561
18,156,169	Pool ZT2264	4.00%	03/01/44	17,455,527
	Federal National Mortgage Association
493,309	Pool 310208	3.00%	03/01/48	428,548
474,668	Pool 310211	3.50%	07/01/48	428,562
2,156,981	Pool AS5843	4.00%	09/01/45	2,046,282
262,551	Pool BF0207	4.50%	04/01/47	261,617
10,256,491	Pool BF0568	5.50%	07/01/61	10,456,716
9,612,490	Pool BM6429	3.00%	09/01/48	8,394,560
1,722,858	Pool BM7345	4.50%	03/01/50	1,622,639
355,894	Pool BM7521	3.50%	10/01/48	325,380
3,844,273	Pool BM7687	3.00%	11/01/46	3,362,652
4,935,248	Pool BM7699	3.50%	02/01/47	4,596,715
2,197,837	Pool FM9416	3.50%	07/01/45	2,028,830
9,059,780	Pool FM9645	4.50%	11/01/49	8,818,366
364,029	Pool FM9712	3.50%	11/01/50	335,178
2,750,609	Pool FP0122	4.50%	07/01/51	2,667,049
6,255,807	Pool FS0704	4.00%	03/01/47	5,942,736
4,650,452	Pool FS1046	4.50%	11/01/49	4,532,236
4,426,093	Pool FS6440	4.00%	10/01/48	4,187,474
14,282,784	Pool FS8862	3.50%	05/01/48	13,177,246
5,875,401	Pool FS9392	3.50%	05/01/49	5,414,424
1,169,689	Pool MA1582	3.50%	09/01/43	1,089,642
3,076,755	Pool MA4204	2.00%	12/01/40	2,658,271

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$249,000	Pool TBA (h)	2.50%	05/15/55	$207,039
9,335,000	Pool TBA	3.00%	05/15/55	8,102,917
11,064,000	Pool TBA	3.50%	05/15/55	9,986,610
787,000	Pool TBA (h)	4.00%	05/15/55	733,546
6,139,000	Pool TBA (h)	5.00%	05/15/55	6,010,392
1,206,000	Pool TBA (h)	5.50%	05/15/55	1,203,585
1,976,000	Pool TBA	3.00%	06/15/55	1,715,351
7,949,000	Pool TBA (h)	3.50%	06/15/55	7,173,080
6,719,000	Pool TBA (h)	4.00%	06/15/55	6,261,059
8,417,000	Pool TBA	5.00%	06/15/55	8,235,737
6,362,000	Pool TBA (h)	5.50%	07/15/55	6,340,065
				183,660,350
	Total U.S. Government Agency Mortgage-Backed Securities			384,841,772
	(Cost $380,218,166)
CORPORATE BONDS AND NOTES — 20.9%
	Aerospace/Defense — 0.3%
420,000	Howmet Aerospace, Inc.	6.75%	01/15/28	444,555
825,000	Howmet Aerospace, Inc.	4.85%	10/15/31	829,533
190,000	Howmet Aerospace, Inc.	5.95%	02/01/37	197,953
370,000	Northrop Grumman Corp.	5.15%	05/01/40	356,366
1,000,000	Northrop Grumman Corp.	5.05%	11/15/40	952,647
				2,781,054
	Banks — 2.7%
1,150,000	Bank of America Corp. (i)	3.97%	02/07/30	1,125,950
3,170,000	Bank of America Corp. (i)	4.57%	04/27/33	3,072,760
1,010,000	Fifth Third Bancorp (i)	4.77%	07/28/30	1,007,020
1,190,000	Goldman Sachs Group (The), Inc. (i)	4.48%	08/23/28	1,190,863
1,305,000	Goldman Sachs Group (The), Inc. (i)	4.69%	10/23/30	1,302,222
1,000,000	Goldman Sachs Group (The), Inc. (i)	3.10%	02/24/33	882,218
230,000	Huntington Bancshares, Inc. (i)	5.27%	01/15/31	231,803
160,000	JPMorgan Chase & Co. (i)	4.85%	07/25/28	161,752
1,655,000	JPMorgan Chase & Co. (i)	4.57%	06/14/30	1,654,211
667,000	JPMorgan Chase & Co. (i)	5.10%	04/22/31	679,251
2,940,000	JPMorgan Chase & Co. (i)	4.91%	07/25/33	2,925,701
1,855,000	Morgan Stanley (i)	4.43%	01/23/30	1,841,582
2,450,000	Morgan Stanley (i)	6.34%	10/18/33	2,624,358
365,000	PNC Financial Services Group (The), Inc. (i)	4.81%	10/21/32	361,956
2,750,000	Santander Holdings USA, Inc. (i)	5.47%	03/20/29	2,760,671
385,000	Truist Financial Corp. (i)	4.87%	01/26/29	388,037
230,000	US Bancorp (i)	5.10%	07/23/30	233,787
360,000	Wells Fargo & Co. (i)	4.54%	08/15/26	359,759
700,000	Wells Fargo & Co. (i)	4.81%	07/25/28	704,506
750,000	Wells Fargo & Co. (i)	5.20%	01/23/30	765,257
1,500,000	Wells Fargo & Co. (i)	4.90%	07/25/33	1,474,111
				25,747,775
	Beverages — 0.5%
655,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	597,536

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$2,645,000	Constellation Brands, Inc.	4.75%	05/09/32	$2,593,064
425,000	Constellation Brands, Inc.	4.50%	05/09/47	346,224
820,000	Constellation Brands, Inc.	5.25%	11/15/48	732,502
315,000	Keurig Dr Pepper, Inc.	4.50%	04/15/52	257,558
645,000	Molson Coors Beverage Co.	4.20%	07/15/46	515,424
				5,042,308
	Building Materials — 0.5%
430,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	425,051
2,000,000	Holcim Finance U.S. LLC (b)	4.95%	04/07/30	2,021,474
2,000,000	Holcim Finance U.S. LLC (b)	5.40%	04/07/35	2,000,124
				4,446,649
	Commercial Services — 1.9%
750,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	744,174
3,255,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,187,574
250,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	250,656
1,000,000	Quanta Services, Inc.	2.90%	10/01/30	905,863
3,370,000	Quanta Services, Inc.	5.25%	08/09/34	3,326,607
2,470,000	TR Finance LLC	5.85%	04/15/40	2,518,367
4,765,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	4,830,266
2,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	1,984,356
510,000	Verisk Analytics, Inc.	5.50%	06/15/45	491,791
				18,239,654
	Computers — 1.1%
4,550,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,224,979
2,000,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	2,005,453
1,635,000	Gartner, Inc. (b)	4.50%	07/01/28	1,612,990
1,065,000	Gartner, Inc. (b)	3.63%	06/15/29	999,964
1,985,000	Gartner, Inc. (b)	3.75%	10/01/30	1,829,127
				10,672,513
	Distribution/Wholesale — 0.3%
3,000,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	2,898,327
	Diversified Financial Services — 1.0%
365,000	American Express Co. (i)	6.49%	10/30/31	396,144
3,000,000	American Express Co. (i)	5.67%	04/25/36	3,080,600
2,000,000	Charles Schwab (The) Corp. (i)	5.85%	05/19/34	2,090,884
170,000	Intercontinental Exchange, Inc.	4.95%	06/15/52	151,235
2,000,000	LPL Holdings, Inc.	5.15%	06/15/30	2,007,320
400,000	Nasdaq, Inc.	5.55%	02/15/34	410,899
1,315,000	Nasdaq, Inc.	5.95%	08/15/53	1,325,485
				9,462,567
	Electric — 1.0%
285,000	CenterPoint Energy Houston Electric LLC, Series AF	3.35%	04/01/51	196,054
2,340,000	Duke Energy Carolinas LLC	5.30%	02/15/40	2,307,322
3,155,000	Florida Power & Light Co.	5.30%	04/01/53	3,010,804
1,000,000	Northern States Power Co. (e)	5.65%	05/15/55	992,300
30,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	29,938

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$400,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	$407,017
1,980,000	Vistra Operations Co. LLC (b)	5.05%	12/30/26	1,990,197
				8,933,632
	Electrical Components & Equipments — 0.2%
2,000,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	2,027,833
	Environmental Control — 0.4%
115,000	Republic Services, Inc.	6.20%	03/01/40	123,408
2,345,000	Veralto Corp.	5.45%	09/18/33	2,393,566
535,000	Waste Management, Inc.	4.15%	07/15/49	434,776
1,000,000	Waste Management, Inc.	5.35%	10/15/54	961,352
				3,913,102
	Food — 1.3%
1,470,000	Campbell’s (The) Co.	5.40%	03/21/34	1,482,813
970,000	Conagra Brands, Inc.	5.30%	11/01/38	918,667
3,305,000	J.M. Smucker (The) Co.	6.20%	11/15/33	3,527,414
1,000,000	Kraft Heinz Foods Co.	5.20%	03/15/32	1,015,438
1,335,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,209,406
1,000,000	Mars, Inc. (b)	5.20%	03/01/35	1,004,348
3,500,000	Mars, Inc. (b)	5.70%	05/01/55	3,452,488
				12,610,574
	Healthcare-Products — 0.9%
910,000	Alcon Finance Corp. (b)	5.38%	12/06/32	921,693
2,265,000	Alcon Finance Corp. (b)	5.75%	12/06/52	2,198,500
125,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	131,242
2,555,000	Solventum Corp.	5.60%	03/23/34	2,584,687
2,290,000	Solventum Corp.	5.90%	04/30/54	2,213,178
185,000	Stryker Corp.	4.10%	04/01/43	151,961
670,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	667,708
				8,868,969
	Healthcare-Services — 2.0%
4,350,000	Centene Corp.	4.25%	12/15/27	4,253,998
975,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	893,556
2,340,000	Cigna Group (The)	5.40%	03/15/33	2,395,746
750,000	Cigna Group (The)	4.80%	07/15/46	646,694
1,475,000	Elevance Health, Inc.	4.65%	01/15/43	1,285,471
525,000	Elevance Health, Inc.	5.13%	02/15/53	463,369
100,000	Elevance Health, Inc.	5.70%	02/15/55	95,843
765,000	HCA, Inc.	5.38%	09/01/26	769,452
3,035,000	HCA, Inc.	4.13%	06/15/29	2,953,457
305,000	HCA, Inc.	5.13%	06/15/39	281,512
335,000	HCA, Inc.	4.63%	03/15/52	262,777
65,000	IQVIA, Inc. (b)	5.70%	05/15/28	66,238
1,620,000	IQVIA, Inc.	5.70%	05/15/28	1,650,853
510,000	Quest Diagnostics, Inc.	6.40%	11/30/33	553,807
365,000	UnitedHealth Group, Inc.	5.88%	02/15/53	363,495
2,710,000	Universal Health Services, Inc.	2.65%	10/15/30	2,377,848
				19,314,116
	Insurance — 1.7%
395,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	428,858

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$1,330,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	$1,320,865
380,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	413,553
40,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	38,600
2,805,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	2,645,684
2,615,000	Brown & Brown, Inc.	4.20%	03/17/32	2,437,848
745,000	Brown & Brown, Inc.	5.65%	06/11/34	754,136
1,000,000	Brown & Brown, Inc.	4.95%	03/17/52	831,089
785,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	757,591
6,053,000	Ryan Specialty LLC (b)	5.88%	08/01/32	5,983,856
285,000	Willis North America, Inc.	4.65%	06/15/27	286,200
				15,898,280
	Lodging — 0.5%
405,000	Hyatt Hotels Corp.	5.75%	01/30/27	412,085
3,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	3,258,200
600,000	Marriott International, Inc.	5.10%	04/15/32	599,772
170,000	Marriott International, Inc., Series FF	4.63%	06/15/30	169,026
				4,439,083
	Media — 0.2%
11,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	10,986
1,850,000	FactSet Research Systems, Inc.	3.45%	03/01/32	1,654,168
				1,665,154
	Packaging & Containers — 0.7%
2,000,000	Amcor Flexibles North America, Inc. (b)	5.10%	03/17/30	2,017,045
1,000,000	Amcor Flexibles North America, Inc. (b)	5.50%	03/17/35	998,162
45,000	Berry Global, Inc. (b)	5.50%	04/15/28	46,028
820,000	Berry Global, Inc.	5.50%	04/15/28	838,726
300,000	Berry Global, Inc.	5.65%	01/15/34	302,507
2,075,000	Packaging Corp. of America	5.70%	12/01/33	2,138,970
				6,341,438
	Pharmaceuticals — 0.4%
395,000	AbbVie, Inc.	4.40%	11/06/42	344,159
1,000,000	AbbVie, Inc.	5.60%	03/15/55	993,441
2,525,000	Becton Dickinson & Co.	4.69%	12/15/44	2,170,206
140,000	Zoetis, Inc.	4.45%	08/20/48	117,881
				3,625,687
	Pipelines — 0.1%
615,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	620,442
	Private Equity — 0.2%
1,500,000	Blackstone Reg Finance Co. LLC	5.00%	12/06/34	1,470,864
	Real Estate — 0.2%
2,000,000	CoStar Group, Inc. (b)	2.80%	07/15/30	1,773,574
	Real Estate Investment Trusts — 0.3%
175,000	Crown Castle, Inc.	4.45%	02/15/26	174,400
865,000	Crown Castle, Inc.	2.90%	04/01/41	608,171
278,000	VICI Properties, L.P.	4.75%	04/01/28	278,218
1,295,000	VICI Properties, L.P.	4.95%	02/15/30	1,286,826
				2,347,615

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software — 2.1%
$2,855,000	AppLovin Corp.	5.38%	12/01/31	$2,882,819
850,000	Atlassian Corp.	5.50%	05/15/34	855,672
30,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	30,063
905,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	644,803
175,000	Infor, Inc. (b)	1.75%	07/15/25	173,750
550,000	MSCI, Inc. (b)	4.00%	11/15/29	526,757
5,565,000	MSCI, Inc. (b)	3.88%	02/15/31	5,169,018
400,000	Oracle Corp.	6.25%	11/09/32	426,716
1,000,000	Oracle Corp.	5.50%	08/03/35	1,004,532
1,105,000	Oracle Corp.	6.13%	07/08/39	1,142,858
1,630,000	Oracle Corp.	5.38%	09/27/54	1,445,933
1,000,000	Oracle Corp.	6.00%	08/03/55	973,622
1,250,000	Roper Technologies, Inc.	4.90%	10/15/34	1,215,404
400,000	Synopsys, Inc.	4.85%	04/01/30	404,516
1,500,000	Synopsys, Inc.	5.15%	04/01/35	1,503,781
750,000	Synopsys, Inc.	5.70%	04/01/55	725,530
965,000	VMware LLC	4.70%	05/15/30	956,745
				20,082,519
	Telecommunications — 0.4%
405,000	AT&T, Inc.	4.75%	05/15/46	345,195
355,000	AT&T, Inc.	3.65%	09/15/59	235,072
405,000	T-Mobile USA, Inc.	3.50%	04/15/31	376,619
2,000,000	T-Mobile USA, Inc.	5.13%	05/15/32	2,022,739
595,000	T-Mobile USA, Inc.	5.65%	01/15/53	568,583
305,000	Verizon Communications, Inc.	4.50%	08/10/33	294,212
225,000	Verizon Communications, Inc.	4.86%	08/21/46	198,302
				4,040,722
	Transportation — 0.0%
170,000	CSX Corp.	5.50%	04/15/41	167,130
295,000	Union Pacific Corp.	3.20%	05/20/41	222,406
				389,536
	Water — 0.0%
370,000	American Water Capital Corp.	4.30%	12/01/42	313,245
	Total Corporate Bonds and Notes			197,967,232
	(Cost $197,443,213)
MORTGAGE-BACKED SECURITIES — 17.5%
	Collateralized Mortgage Obligations — 10.9%
	Arroyo Mortgage Trust
171,016	Series 2020-1, Class A1A (b)	1.66%	03/25/55	163,231
	BRAVO Residential Funding Trust
500,000	Series 2019-1, Class A3 (b)	3.50%	03/25/58	424,586
186,926	Series 2019-2, Class A3 (b)	3.50%	10/25/44	179,236
1,180,218	Series 2022-NQM1, Class A1 (b)	3.63%	09/25/61	1,146,291
1,500,000	Series 2025-NQM3, Class A1 (b)	5.57%	03/25/65	1,505,673
	Chase Home Lending Mortgage Trust
601,978	Series 2019-ATR2, Class B1 (b) (g)	3.99%	07/25/49	558,700
384,224	Series 2019-ATR2, Class B2 (b) (g)	3.99%	07/25/49	355,619
	CIM Trust
3,493,228	Series 2019-INV3, Class B1A (b)	4.65%	08/25/49	3,310,347

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	COLT Mortgage Loan Trust
$715,768	Series 2021-6, Class A1 (b)	1.91%	12/25/66	$645,967
2,000,000	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (b) (j)	5.79%	04/25/70	2,021,326
	Connecticut Avenue Securities Trust
2,395,152	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	07/25/44	2,383,256
2,405,736	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	2,394,154
2,205,955	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	02/25/45	2,197,385
	Credit Suisse Mortgage Trust
308,646	Series 2018-RPL9, Class A (b)	3.85%	09/25/57	298,604
217,631	Series 2019-AFC1, Class A1 (b)	3.57%	07/25/49	209,175
414,058	Series 2021-RPL6, Class A1 (b)	2.00%	10/25/60	373,931
	Cross Mortgage Trust
2,000,000	Series 2025-H3, Class A1 (b)	5.88%	05/25/70	2,020,667
	CSMC Trust
2,754,399	Series 2018-J1, Class A2 (b)	3.50%	02/25/48	2,470,211
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (b)	3.47%	11/25/59	269,970
1,929,216	Series 2024-INV2, Class A1, steps up to 6.04% on 09/01/2028 (b) (j)	5.04%	10/25/69	1,916,443
	FARM Mortgage Trust
2,720,377	Series 2024-1, Class A (b) (g)	4.70%	10/01/53	2,581,511
335,768	Series 2024-2, Class A (b) (g)	5.19%	08/01/54	333,021
	Flagstar Mortgage Trust
2,161,349	Series 2018-2, Class B1 (b) (g)	4.00%	04/25/48	1,996,158
	GCAT Trust
544,980	Series 2019-RPL1, Class A1 (b)	2.65%	10/25/68	528,008
	GS Mortgage-Backed Securities Trust
204,921	Series 2020-NQM1, Class A3 (b)	2.35%	09/27/60	194,436
	HOMES Trust
7,535,881	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (b) (j)	5.22%	08/25/59	7,507,638
3,114,548	Series 2024-AFC2, Class A1 (b)	5.58%	10/25/59	3,116,284
	JP Morgan Mortgage Trust
721,542	Series 2017-6, Class A7 (b)	3.50%	12/25/48	656,411
1,148,142	Series 2019-6, Class B1 (b) (g)	4.27%	12/25/49	1,076,387
249,889	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + 1.06% (a) (b)	5.39%	10/25/49	240,095
1,673,848	Series 2019-INV1, Class B1 (b) (g)	4.93%	10/25/49	1,631,968
966,310	Series 2019-INV3, Class A13 (b)	3.50%	05/25/50	872,240
169,384	Series 2019-INV3, Class A3 (b)	3.50%	05/25/50	152,894
490,236	Series 2020-LTV2, Class B1 (b) (g)	4.00%	11/25/50	444,919
5,150,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (b) (j)	5.64%	09/25/55	5,204,365
	MetLife Securitization Trust
352,566	Series 2018-1A, Class A (b)	3.75%	03/25/57	341,933
	MFRA Trust
1,796,318	Series 2023-INV2, Class A1, steps up to 7.78% on 09/01/2027 (b) (j)	6.78%	10/25/58	1,820,384

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MFRA Trust (Continued)
$2,793,150	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (b) (j)	5.72%	12/25/69	$2,817,856
1,965,001	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (b) (j)	5.44%	03/25/70	1,975,842
	New Residential Mortgage Loan Trust
2,157,448	Series 2016-3A, Class B1 (b)	4.00%	09/25/56	2,103,827
6,822,991	Series 2018-3A, Class A1 (b)	4.50%	05/25/58	6,685,068
281,043	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (b)	5.19%	01/25/48	274,312
	Onslow Bay Mortgage Loan Trust
290,848	Series 2021-NQM4, Class A1 (b)	1.96%	10/25/61	245,597
2,500,000	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (b) (j)	5.60%	03/25/65	2,514,848
2,000,000	Series 2025-NQM7, Class A1, steps up to 6.56% on 04/01/2029 (b) (j)	5.56%	05/25/55	2,013,243
	PRKCM Trust
2,689,063	Series 2022-AFC2, Class A1 (b)	5.34%	08/25/57	2,682,353
1,995,905	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (b) (j)	5.55%	02/25/60	2,005,414
997,953	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (b) (j)	5.65%	02/25/60	1,003,513
	PRPM LLC
821,072	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (b) (j)	3.50%	05/25/54	790,500
253,064	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (b) (j)	4.00%	11/25/54	244,896
581,413	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (b) (j)	4.00%	12/25/54	562,586
1,000,000	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (b) (j)	3.25%	04/25/55	953,969
	PRPM Trust
787,631	Series 2023-NQM3, Class A1, steps up to 7.22% on 01/01/2028 (b) (j)	6.22%	11/25/68	793,497
	Starwood Mortgage Residential Trust
1,153,812	Series 2022-3, Class A1 (b)	4.16%	03/25/67	1,131,454
	Towd Point Mortgage Trust
2,082,683	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.44%	05/25/58	2,136,752
1,068,320	Series 2022-1, Class A1 (b)	3.75%	07/25/62	1,013,136
853,332	Series 2022-2, Class A1 (b)	3.75%	07/01/62	805,512
2,882,797	Series 2022-3, Class A1 (b)	3.75%	08/01/62	2,731,707
480,725	Series 2022-4, Class A1 (b)	3.75%	09/25/62	457,302
	TRK Trust
2,591,065	Series 2022-INV1, Class A1 (b)	2.58%	02/25/57	2,417,703
	Verus Securitization Trust
2,495,106	Series 2022-1, Class A1, steps up to 3.72% on 01/01/2026 (b) (j)	2.72%	01/25/67	2,319,229
2,584,921	Series 2022-2, Class A1 (b)	4.26%	02/25/67	2,465,715
2,142,582	Series 2022-INV1, Class A1, steps up to 6.04% on 08/01/2026 (b) (j)	5.04%	08/25/67	2,133,498
1,400,000	Series 2025-3, Class A1, steps up to 6.62% on 04/01/2029 (b) (j)	5.62%	05/25/70	1,409,797

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Vista Point Securitization Trust
$270,000	Series 2020-1, Class M1 (b)	4.15%	03/25/65	$265,552
	Wells Fargo Mortgage Backed Securities Trust
2,349,173	Series 2018-1, Class B1 (b) (g)	3.65%	07/25/47	2,182,992
125,377	Series 2019-1, Class A1 (b)	3.92%	11/25/48	120,366
				102,801,460
	Commercial Mortgage-Backed Securities — 6.6%
	2023-MIC Trust
1,960,000	Series 2023-MIC, Class A (b) (g)	8.73%	12/05/38	2,134,452
	Arbor Multifamily Mortgage Securities Trust
9,000,000	Series 2020-MF1, Class A4 (b)	2.50%	05/15/53	8,248,334
772,250	Series 2020-MF1, Class A5 (b)	2.76%	05/15/53	709,790
125,000	Series 2020-MF1, Class AS (b)	3.06%	05/15/53	113,930
3,179,327	Series 2020-MF1, Class XA, IO (b) (g)	1.05%	05/15/53	118,303
	BANK
29,078,386	Series 2019-BN19, Class XA, IO (g)	1.07%	08/15/61	970,139
4,820,855	Series 2020-BN26, Class XA, IO (g)	1.31%	03/15/63	211,219
6,932,195	Series 2020-BN29, Class XA, IO (g)	1.41%	11/15/53	398,465
53,571,872	Series 2025-BNK49, Class XA, IO (g)	0.83%	03/15/58	2,640,981
	BBCMS Mortgage Trust
3,145,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	5.24%	03/15/37	2,966,263
1,392,000	Series 2023-C20, Class A5	5.58%	07/15/56	1,440,392
	Benchmark Mortgage Trust
6,145,116	Series 2020-B21, Class XA, IO (g)	1.53%	12/17/53	365,864
2,033,000	Series 2025-V14, Class AM	6.09%	04/15/57	2,116,771
	BMO Mortgage Trust
5,824,000	Series 2024-5C3, Class XA, IO (g)	1.35%	02/15/57	209,520
	BWAY Trust
2,150,000	Series 2025-1535, Class A (b) (g)	6.31%	05/05/42	2,203,314
765,000	Series 2025-1535, Class B (b) (g)	7.46%	05/05/42	783,321
	BX Commercial Mortgage Trust
701,759	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.37%	04/15/34	694,252
2,016,000	Series 2020-VIV4, Class A (b)	2.84%	03/09/44	1,829,755
	BX Trust
1,480,000	Series 2021-ARIA, Class A, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.34%	10/15/36	1,469,691
	Cantor Commercial Real Estate Lending
140,340	Series 2019-CF1, Class A2	3.62%	05/15/52	133,131
606,674	Series 2019-CF3, Class ASB	2.94%	01/15/53	585,975
	CFCRE Commercial Mortgage Trust
231,361	Series 2017-C8, Class ASB	3.37%	06/15/50	228,885
	CHI Commercial Mortgage Trust
62,200,000	Series 2025-SFT, Class XA, IO (b) (g)	0.31%	04/15/42	667,599
	Citigroup Commercial Mortgage Trust
585,049	Series 2018-C5, Class A3	3.96%	06/10/51	574,895
	COMM Mortgage Trust
231,669	Series 2016-DC2, Class A4	3.50%	02/10/49	230,458
7,850,000	Series 2024-277P, Class X, IO (b) (g)	0.89%	08/10/44	222,835

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	FREMF Mortgage Trust
$322,524,926	Series 2018-K156, Class X2A, IO (b)	0.10%	07/25/36	$1,686,902
	GS Mortgage Securities Trust
448,494	Series 2017-GS5, Class AAB	3.47%	03/10/50	443,431
	Hawaii Hotel Trust
1,536,500	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (b)	5.71%	03/15/42	1,524,669
	Hilton USA Trust
845,000	Series 2016-HHV, Class A (b)	3.72%	11/05/38	830,202
	Houston Galleria Mall Trust
2,750,000	Series 2025-HGLR, Class A (b) (g)	5.64%	02/05/45	2,804,166
	Hudson Yards Mortgage Trust
4,750,000	Series 2025-SPRL, Class A (b) (g)	5.65%	01/13/40	4,887,253
	MSWF Commercial Mortgage Trust
1,000,000	Series 2023-2, Class A5	6.01%	12/15/56	1,069,252
	NY Commercial Mortgage Trust
1,520,000	Series 2025-299P, Class A (b) (g)	5.85%	02/10/47	1,570,098
	NYO Commercial Mortgage Trust
3,100,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	5.53%	11/15/38	3,080,840
	SFO Commercial Mortgage Trust
3,288,100	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (b)	5.59%	05/15/38	3,245,393
	SKY Trust
2,742,400	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (b)	6.91%	04/15/42	2,747,150
	UBS Commercial Mortgage Trust
22,514,028	Series 2019-C17, Class XA, IO (g)	1.58%	10/15/52	1,142,342
	Wells Fargo Commercial Mortgage Trust
12,789,816	Series 2017-C41, Class XA, IO (g)	1.30%	11/15/50	294,176
2,737,274	Series 2018-C47, Class AS	4.67%	09/15/61	2,698,152
27,991,806	Series 2019-C49, Class XA, IO (g)	1.41%	03/15/52	992,144
320,557	Series 2020-C58, Class A3	1.81%	07/15/53	283,724
905,000	Series 2021-C61, Class ASB	2.53%	11/15/54	839,135
				62,407,563
	Total Mortgage-Backed Securities			165,209,023
	(Cost $163,915,923)
U.S. GOVERNMENT BONDS AND NOTES — 15.4%
300,000	U.S. Treasury Bond	4.50%	08/15/39	301,254
300,000	U.S. Treasury Bond	2.25%	05/15/41	219,785
1,136,000	U.S. Treasury Bond	3.25%	05/15/42	949,004
300,000	U.S. Treasury Bond	4.00%	11/15/42	276,715
300,000	U.S. Treasury Bond	4.38%	08/15/43	289,359
3,900,000	U.S. Treasury Bond	4.63%	11/15/44	3,862,219
11,000,000	U.S. Treasury Bond	4.75%	02/15/45	11,078,203
695,000	U.S. Treasury Bond	2.25%	08/15/46	460,017
1,130,000	U.S. Treasury Bond	2.75%	08/15/47	814,284
2,000,000	U.S. Treasury Bond	3.00%	02/15/48	1,501,953
4,000,000	U.S. Treasury Bond	3.13%	05/15/48	3,068,203
3,000,000	U.S. Treasury Bond	3.00%	08/15/48	2,242,383

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$395,000	U.S. Treasury Bond	3.38%	11/15/48	$315,668
3,500,000	U.S. Treasury Bond	3.00%	02/15/49	2,606,064
300,000	U.S. Treasury Bond	4.00%	11/15/52	266,186
6,700,000	U.S. Treasury Bond	4.50%	11/15/54	6,487,484
8,000,000	U.S. Treasury Bond	4.63%	02/15/55	7,917,500
4,960,040	U.S. Treasury Inflation Indexed Bonds	0.13%	01/15/30	4,685,701
9,954,640	U.S. Treasury Inflation Indexed Bonds	0.13%	07/15/30	9,353,114
4,000,000	U.S. Treasury Note	3.88%	03/31/27	4,018,906
2,900,000	U.S. Treasury Note	4.13%	11/15/27	2,937,439
15,000,000	U.S. Treasury Note	4.00%	12/15/27	15,162,012
11,000,000	U.S. Treasury Note	4.25%	01/15/28	11,185,410
8,000,000	U.S. Treasury Note	4.25%	02/15/28	8,140,625
10,000,000	U.S. Treasury Note	3.88%	03/15/28	10,083,203
4,000,000	U.S. Treasury Note	3.75%	04/15/28	4,018,594
5,500,000	U.S. Treasury Note	3.50%	04/30/28	5,485,713
4,000,000	U.S. Treasury Note	4.38%	08/31/28	4,094,453
3,000,000	U.S. Treasury Note	4.00%	02/28/30	3,039,375
4,400,000	U.S. Treasury Note	4.00%	03/31/30	4,455,344
1,500,000	U.S. Treasury Note	3.63%	09/30/31	1,477,559
2,000,000	U.S. Treasury Note	4.38%	01/31/32	2,053,594
4,000,000	U.S. Treasury Note	4.13%	03/31/32	4,048,125
510,000	U.S. Treasury Note	2.75%	08/15/32	471,053
8,000,000	U.S. Treasury Note	4.63%	02/15/35	8,300,625
	Total U.S. Government Bonds and Notes			145,667,126
	(Cost $143,743,488)
ASSET-BACKED SECURITIES — 3.7%
	American Heritage Auto Receivables Trust
640,000	Series 2024-1A, Class A3 (b)	4.90%	09/17/29	646,624
	Capital Street Master Trust
250,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (a) (b)	5.70%	10/16/28	250,058
	Chase Auto Owner Trust
876,000	Series 2022-AA, Class A4 (b)	3.99%	03/27/28	872,923
95,000	Series 2024-1A, Class A4 (b)	5.05%	10/25/29	97,161
	CIFC Funding Ltd.
2,000,000	Series 2015-4A, Class A1A2, 3 Mo. CME Term SOFR + 1.33% (a) (b)	5.60%	04/20/34	2,001,800
	Corevest American Finance Trust
495,483	Series 2019-3, Class A (b)	2.71%	10/15/52	491,879
	CoreVest American Finance Trust
172,784	Series 2020-1, Class A2 (b)	2.30%	03/15/50	162,927
15,922	Series 2020-2, Class A (b)	3.38%	05/15/52	15,812
517,121	Series 2020-3, Class A (b)	1.36%	08/15/53	506,991
276,220	Series 2021-1, Class A (b)	1.57%	04/15/53	268,822
255,263	Series 2021-2, Class A (b)	1.41%	07/15/54	245,338
	Dryden 37 Senior Loan Fund
534,954	Series 2015-37A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	5.62%	01/15/31	535,388
	Flagship Credit Auto Trust
1,510,497	Series 2024-3, Class A (b)	4.88%	11/15/28	1,513,942
	FNA VI LLC
734,168	Series 2021-1A, Class A (b)	1.35%	01/10/32	681,370

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	GLS Auto Receivables Issuer Trust
$900,000	Series 2024-3A, Class A3 (b)	5.02%	04/17/28	$903,636
	GLS Auto Select Receivables Trust
1,250,000	Series 2023-1A, Class A3 (b)	5.96%	10/16/28	1,266,328
	Gracie Point International Funding LLC
832,000	Series 2024-1A, Class A, 90 Day Average SOFR + 1.70% (a) (b)	6.12%	03/01/28	828,594
	Greenwood Park CLO Ltd.
558,296	Series 2018-1A, Class A2, 3 Mo. CME Term SOFR + 1.27% (a) (b)	5.53%	04/15/31	558,056
	Home Partners of America Trust
1,010,319	Series 2020-2, Class A (b)	1.53%	01/17/41	915,918
	HPEFS Equipment Trust
1,000,000	Series 2023-2A, Class A3 (b)	5.99%	01/21/31	1,003,867
	Oscar US Funding XVII LLC
775,000	Series 2023-1A, Class A3 (b)	5.81%	12/10/27	780,459
100,000	Series 2024-2A, Class A3 (b)	4.47%	03/12/29	99,379
	Pagaya AI Debt Grantor Trust
291,200	Series 2024-8, Class A (b)	5.33%	01/15/32	292,474
392,580	Series 2024-9, Class A (b)	5.07%	03/15/32	392,821
1,407,078	Series 2024-10, Class A (b)	5.18%	06/15/32	1,412,382
1,886,032	Series 2024-11, Class A (b)	5.09%	07/15/32	1,885,032
5,000,000	Series 2025-1, Class A2 (b)	5.16%	07/15/32	5,005,875
1,500,000	Series 2025-2, Class A (b) (f)	0.00%	10/15/32	1,500,116
	Progress Residential Trust
5,500,000	Series 2025-SFR1, Class A (b)	3.40%	02/17/42	5,169,598
	STAR Trust
5,000,000	Series 2025-SFR5, Class A, 1 Mo. CME Term SOFR + 1.45% (a) (b)	5.77%	02/17/42	5,029,084
	Total Asset-Backed Securities			35,334,654
	(Cost $35,073,212)
FOREIGN CORPORATE BONDS AND NOTES — 3.2%
	Banks — 1.1%
2,330,000	Barclays PLC (i)	4.97%	05/16/29	2,340,688
2,000,000	BNP Paribas S.A. (b) (i)	5.89%	12/05/34	2,093,157
1,000,000	Credit Agricole S.A. (b) (i)	5.34%	01/10/30	1,020,150
1,770,000	Lloyds Banking Group PLC (i)	5.72%	06/05/30	1,831,180
345,000	Lloyds Banking Group PLC (i)	5.68%	01/05/35	349,583
2,710,000	UBS Group AG (b) (i)	4.19%	04/01/31	2,628,959
				10,263,717
	Beverages — 0.1%
240,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	243,196
1,000,000	Bacardi-Martini B.V. (b)	5.55%	02/01/30	1,020,501
				1,263,697
	Building Materials — 0.1%
1,000,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	991,742
	Entertainment — 0.1%
1,105,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	1,130,127

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services — 0.4%
$1,800,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	$1,844,059
2,415,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	2,413,147
				4,257,206
	Insurance — 0.2%
555,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	565,003
1,530,000	Aon Global Ltd.	4.75%	05/15/45	1,325,476
				1,890,479
	Packaging & Containers — 0.7%
175,000	CCL Industries, Inc. (b)	3.25%	10/01/26	172,299
4,500,000	CCL Industries, Inc. (b)	3.05%	06/01/30	4,097,151
845,000	Smurfit Kappa Treasury ULC (b)	5.20%	01/15/30	857,140
1,050,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	1,051,295
				6,177,885
	Software — 0.5%
670,000	Constellation Software, Inc. (b)	5.46%	02/16/34	673,818
3,895,000	Open Text Corp. (b)	6.90%	12/01/27	4,009,647
				4,683,465
	Total Foreign Corporate Bonds and Notes			30,658,318
	(Cost $30,487,254)
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
14,121,000	Tennessee Valley Authority	5.25%	02/01/55	13,799,582
	(Cost $13,961,866)
MUNICIPAL BONDS — 0.5%
	New York — 0.5%
4,000,000	City of NY, Ser G-1	5.25%	02/01/50	4,237,155
	(Cost $4,137,503)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.0%
	Capital Markets — 0.0%
12,000	First Trust Commercial Mortgage Opportunities ETF	244,560
	(Cost $244,560)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.1%
20,000,000	U.S. Treasury Bill	(k)	05/27/25	19,939,018
	(Cost $19,938,943)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
2,753,175	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (l)	2,753,175
	(Cost $2,753,175)
	Total Investments — 105.8%	1,000,651,615
	(Cost $991,917,303)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (3.8)%
	Pass-Through Securities — (3.8)%
	Federal National Mortgage Association
$(10,725,000)	Pool TBA	4.50%	05/15/55	$(10,258,298)
(4,999,000)	Pool TBA (h)	4.50%	06/15/55	(4,779,124)
(905,000)	Pool TBA	5.50%	06/15/55	(902,516)
(20,305,000)	Pool TBA (h)	6.00%	06/15/55	(20,585,721)
	Total Investments Sold Short — (3.8)%			(36,525,659)
	(Proceeds $36,330,494)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.2)%
(10)	U.S. 2-Year Treasury Futures Call	$(2,081,719)	$103.50	05/23/25	(12,344)
(27)	U.S. 2-Year Treasury Futures Call	(5,637,516)	104.25	08/22/25	(32,062)
(20)	U.S. 5-Year Treasury Futures Call	(2,183,906)	107.50	05/23/25	(35,000)
(12)	U.S. 5-Year Treasury Futures Call	(1,310,344)	108.50	05/23/25	(11,437)
(20)	U.S. 5-Year Treasury Futures Call	(2,186,406)	109.00	08/22/25	(26,562)
(110)	U.S. 5-Year Treasury Futures Call	(12,025,234)	110.50	08/22/25	(79,922)
(4)	U.S. 5-Year Treasury Futures Call	(437,281)	112.00	08/22/25	(1,500)
(29)	U.S. 10-Year Treasury Futures Call	(3,254,344)	111.50	05/23/25	(34,891)
(10)	U.S. 10-Year Treasury Futures Call	(1,122,188)	112.00	05/23/25	(9,219)
(209)	U.S. 10-Year Treasury Futures Call	(23,479,844)	114.00	08/22/25	(228,594)
(56)	U.S. 10-Year Treasury Futures Call	(6,291,250)	114.50	08/22/25	(52,500)
(143)	U.S. 10-Year Treasury Futures Call	(16,065,156)	115.00	08/22/25	(116,187)
(237)	U.S. Treasury Long Bond Futures Call	(27,640,125)	120.00	05/23/25	(118,500)
(37)	U.S. Treasury Long Bond Futures Call	(4,302,406)	116.00	08/22/25	(132,969)
(279)	U.S. Treasury Long Bond Futures Call	(32,442,469)	120.00	08/22/25	(540,562)
(217)	U.S. Treasury Long Bond Futures Call	(25,233,031)	122.00	08/22/25	(305,156)
(13)	U.S. Treasury Long Bond Futures Call	(1,511,656)	123.00	08/22/25	(15,641)
(217)	U.S. Treasury Long Bond Futures Call	(25,233,031)	124.00	08/22/25	(220,391)
(10)	U.S. Treasury Long Bond Futures Call	(1,162,812)	128.00	08/22/25	(5,313)
(7)	Ultra U.S. Treasury Long Bond Futures Call	(847,219)	124.00	05/23/25	(6,453)
(2)	Ultra U.S. Treasury Long Bond Futures Call	(242,063)	128.00	05/23/25	(563)
	Total Call Options Written				(1,985,766)
	(Premiums received $2,138,988)
	Put Options Written — (0.2)%
(100)	3 Month SOFR Futures Put	(24,260,000)	95.00	12/11/26	(24,375)
(10)	U.S. 2-Year Treasury Futures Put	(2,081,484)	102.63	05/23/25	(0)
(165)	U.S. 2-Year Treasury Futures Put	(34,344,492)	102.75	05/23/25	(2,578)
(81)	U.S. 5-Year Treasury Futures Put	(8,854,945)	106.50	08/22/25	(20,250)
(82)	U.S. 5-Year Treasury Futures Put	(8,964,266)	106.75	08/22/25	(24,344)
(95)	U.S. 5-Year Treasury Futures Put	(10,385,430)	106.00	08/22/25	(17,813)
(27)	U.S. 10-Year Treasury Futures Put	(3,029,906)	106.00	05/23/25	(422)
(160)	U.S. 10-Year Treasury Futures Put	(17,975,000)	107.00	08/22/25	(45,000)
(26)	U.S. 10-Year Treasury Futures Put	(2,920,938)	108.00	08/22/25	(10,969)
(26)	U.S. 10-Year Treasury Futures Put	(2,920,938)	110.00	08/22/25	(21,531)
(20)	U.S. Treasury Long Bond Futures Put	(2,332,500)	107.00	05/23/25	(1,250)
(45)	U.S. Treasury Long Bond Futures Put	(5,248,125)	114.00	05/23/25	(29,531)
(9)	U.S. Treasury Long Bond Futures Put	(1,049,625)	116.00	05/23/25	(11,953)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(70)	U.S. Treasury Long Bond Futures Put	$(8,139,687)	$108.00	08/22/25	$(66,719)
(302)	U.S. Treasury Long Bond Futures Put	(35,116,937)	110.00	08/22/25	(401,094)
(233)	U.S. Treasury Long Bond Futures Put	(27,093,531)	116.00	08/22/25	(771,812)
(40)	U.S. Treasury Long Bond Futures Put	(4,636,250)	107.00	11/21/25	(62,500)
(3)	Ultra U.S. Treasury Long Bond Futures Put	(363,094)	115.00	05/23/25	(1,453)
(3)	Ultra U.S. Treasury Long Bond Futures Put	(363,094)	119.00	05/23/25	(3,797)
	Total Put Options Written				(1,517,391)
	(Premiums received $1,482,218)
	Total Written Options				(3,503,157)
	(Premiums received $3,621,206)
	Net Other Assets and Liabilities — (1.6)%				(14,866,192)
	Net Assets — 100.0%				$945,756,607
Futures Contracts at April 30, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	847	Jun-2025	$176,301,727	$1,169,448
U.S. 10-Year Treasury Notes	58	Jun-2025	6,508,687	3,625
U.S. Treasury Long-Term Bonds	361	Jun-2025	42,101,625	(55,872)
Ultra U.S. Treasury Bond Futures	188	Jun-2025	22,753,875	(307,691)
			$247,665,914	$809,510

Futures Contracts Short
U.S. 5-Year Treasury Notes	166	Jun-2025	$(18,126,422)	$(179,476)
Ultra 10-Year U.S. Treasury Notes	161	Jun-2025	(18,472,234)	(113,218)
			$(36,598,656)	$(292,694)
		Total	$211,067,258	$516,816

(a)	Floating or variable rate security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $264,562,361 or 28.0% of net assets.

(c)	Inverse floating rate security.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, securities noted as such are valued at $4,130,500 or 0.4% of net assets.

(e)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement.
(i)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	Zero coupon security.
(l)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$384,841,772	$—	$384,841,772	$—
Corporate Bonds and Notes*	197,967,232	—	197,967,232	—
Mortgage-Backed Securities	165,209,023	—	165,209,023	—
U.S. Government Bonds and Notes	145,667,126	—	145,667,126	—
Asset-Backed Securities	35,334,654	—	35,334,654	—
Foreign Corporate Bonds and Notes*	30,658,318	—	30,658,318	—
U.S. Government Agency Securities	13,799,582	—	13,799,582	—
Municipal Bonds	4,237,155	—	4,237,155	—
Exchange-Traded Funds*	244,560	244,560	—	—
U.S. Treasury Bills	19,939,018	—	19,939,018	—
Money Market Funds	2,753,175	2,753,175	—	—
Total Investments	1,000,651,615	2,997,735	997,653,880	—
Futures Contracts	1,173,073	1,173,073	—	—
Total	$1,001,824,688	$4,170,808	$997,653,880	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(36,525,659)	$—	$(36,525,659)	$—
Written Options	(3,503,157)	(3,503,157)	—	—
Futures Contracts	(656,257)	(656,257)	—	—
Total	$(40,685,073)	$(4,159,414)	$(36,525,659)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 96.1%
	Commercial Mortgage-Backed Securities — 96.1%
	Arbor Multifamily Mortgage Securities Trust
$100,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	$91,648
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	136,717
	BANK
2,900,880	Series 2018-BN10, Class XA, IO (b)	0.83%	02/15/61	46,033
275,000	Series 2018-BN13, Class A4	3.95%	08/15/61	271,025
7,631,869	Series 2019-BN19, Class XA, IO (b)	1.07%	08/15/61	254,621
4,118,347	Series 2019-BN23, Class XA, IO (b)	0.80%	12/15/52	108,796
2,408,076	Series 2020-BN26, Class XA, IO (b)	1.31%	03/15/63	105,506
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.97%	02/15/54	324,649
318,750	Series 2021-BN33, Class A5	2.56%	05/15/64	281,465
5,183,633	Series 2025-BNK49, Class XA, IO (b)	0.83%	03/15/58	255,542
	BBCMS Mortgage Trust
268,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	5.24%	03/15/37	252,769
300,000	Series 2022-C16, Class A5	4.60%	06/15/55	295,318
210,000	Series 2023-C22, Class A4	6.52%	11/15/56	231,087
275,000	Series 2024-5C25, Class AS	6.36%	03/15/57	286,563
	Benchmark Mortgage Trust
329,000	Series 2020-B18, Class A5	1.93%	07/15/53	284,546
2,444,415	Series 2024-V6, Class XA, IO (b)	1.58%	03/15/57	111,214
110,000	Series 2025-V14, Class AM	6.09%	04/15/57	114,533
	BMO Mortgage Trust
260,000	Series 2023-C5, Class ASB	5.99%	06/15/56	274,255
	BPR Mortgage Trust
250,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	262,233
	BPR Trust
70,208	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (c)	6.19%	06/15/38	69,559
	BWAY Trust
255,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	261,323
	BX Commercial Mortgage Trust
282,588	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	5.37%	04/15/34	279,564
84,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	76,240
	Cantor Commercial Real Estate Lending
345,324	Series 2019-CF1, Class A2	3.62%	05/15/52	327,586
	CFCRE Commercial Mortgage Trust
7,649,135	Series 2017-C8, Class XA, IO (b)	1.63%	06/15/50	169,808
	CSAIL Commercial Mortgage Trust
226,000	Series 2015-C3, Class B (b)	4.24%	08/15/48	212,994
	GS Mortgage Securities Trust
304,877	Series 2017-GS6, Class A2	3.16%	05/10/50	296,687
	Hawaii Hotel Trust
257,500	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.71%	03/15/42	255,517
	Houston Galleria Mall Trust
280,000	Series 2025-HGLR, Class A (a) (b)	5.64%	02/05/45	285,515
	Hudson Yards Mortgage Trust
250,000	Series 2025-SPRL, Class A (a) (b)	5.65%	01/13/40	257,224

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	ILPT Trust
$225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	$217,927
	JP Morgan Chase Commercial Mortgage Securities Trust
328,500	Series 2019-OSB, Class A (a)	3.40%	06/05/39	308,692
	Manhattan West Mortgage Trust
287,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	270,298
	Morgan Stanley Capital I Trust
290,000	Series 2018-L1, Class A3	4.14%	10/15/51	285,283
7,792,207	Series 2019-L2, Class XA, IO (b)	1.16%	03/15/52	247,214
	NY Commercial Mortgage Trust
250,000	Series 2025-299P, Class A (a) (b)	5.85%	02/10/47	258,240
	NYO Commercial Mortgage Trust
375,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.53%	11/15/38	372,682
	SFO Commercial Mortgage Trust
319,200	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	5.59%	05/15/38	315,054
	SKY Trust
280,600	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.91%	04/15/42	281,086
	Wells Fargo Commercial Mortgage Trust
375,000	Series 2018-C47, Class A4	4.44%	09/15/61	372,669
76,100	Series 2018-C47, Class AS	4.67%	09/15/61	75,012
349,000	Series 2019-JWDR, Class A (a) (b)	2.58%	09/15/31	338,256
	Total Mortgage-Backed Securities			9,822,950
	(Cost $9,653,104)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
	Commercial Mortgage-Backed Securities — 1.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
160,000	Series 2020-RR05, Class X, IO	2.01%	01/27/29	10,100
1,500,000	Series 2020-RR07, Class AX, IO (d)	2.47%	09/27/28	101,295
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
496,345	Series 2016-KIR1, Class X, IO (b)	1.15%	03/25/26	3,049
	Total U.S. Government Agency Mortgage-Backed Securities			114,444
	(Cost $114,807)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
182,375	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (e)	182,375
	(Cost $182,375)

	Total Investments — 99.0%	10,119,769
	(Cost $9,950,286)
	Net Other Assets and Liabilities — 1.0%	103,010
	Net Assets — 100.0%	$10,222,779

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Futures Contracts at April 30, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	4	Jun-2025	$832,594	$6,734
U.S. 5-Year Treasury Notes	8	Jun-2025	873,562	11,715
U.S. 10-Year Treasury Notes	8	Jun-2025	897,750	10,984
		Total	$2,603,906	$29,433

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $4,590,544 or 44.9% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$9,822,950	$—	$9,822,950	$—
U.S. Government Agency Mortgage-Backed Securities	114,444	—	114,444	—
Money Market Funds	182,375	182,375	—	—
Total Investments	10,119,769	182,375	9,937,394	—
Futures Contracts	29,433	29,433	—	—
Total	$10,149,202	$211,808	$9,937,394	$—

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 71.4%
	Collateralized Mortgage Obligations — 36.4%
	BRAVO
$255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	$253,558
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	269,970
	FARM Mortgage Trust
565,276	Series 2024-1, Class B (a) (b)	5.10%	10/01/53	489,445
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (c)	8.90%	03/25/29	450,364
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (c)	11.58%	03/25/29	257,983
	PRPM
275,000	Series 2024-3, Class A2, steps up to 12.56% on 05/25/2027 (a) (c)	9.56%	05/25/29	276,958
	PRPM LLC
325,000	Series 2024-RPL4, Class M2, steps up to 5.00% on 12/25/2028 (a) (c)	4.00%	12/25/54	273,875
255,000	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (a) (c)	6.47%	05/25/30	256,232
	Redwood Funding Trust
255,000	Series 2025-2, Class A (a) (d)	7.11%	05/27/55	254,999
	Verus Securitization Trust
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	261,716
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	284,576
260,000	Series 2024-INV2, Class B2 (a) (b)	7.99%	08/26/69	254,998
150,000	Series 2025-INV1, Class B1 (a)	6.95%	02/25/70	150,387
				3,735,061
	Commercial Mortgage-Backed Securities — 35.0%
	BANK
1,051,904	Series 2019-BN22, Class XA, IO (b)	0.69%	11/15/62	24,510
974,168	Series 2019-BN24, Class XA, IO (b)	0.75%	11/15/62	25,381
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.97%	02/15/54	324,649
	BBCMS Mortgage Trust
268,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (e)	5.24%	03/15/37	252,769
4,999,447	Series 2024-5C25, Class XA, IO (b)	1.43%	03/15/57	202,390
	Benchmark Mortgage Trust
4,439,856	Series 2024-V6, Class XA, IO (b)	1.58%	03/15/57	202,001
	BWAY Trust
155,000	Series 2025-1535, Class B (a) (b)	7.46%	05/05/42	158,712
	BX Commercial Mortgage Trust
275,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (a) (e)	7.27%	04/15/34	267,140
	CFCRE Commercial Mortgage Trust
7,649,135	Series 2017-C8, Class XA, IO (b)	1.63%	06/15/50	169,808
	CSAIL Commercial Mortgage Trust
285,000	Series 2015-C3, Class B (b)	4.24%	08/15/48	268,599
	JP Morgan Chase Commercial Mortgage Securities Trust
121,136	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (a) (e)	5.28%	06/15/35	104,727

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Life Mortgage Trust
$262,500	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (e)	7.39%	03/15/38	$256,001
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	303,151
115,000	Series 2024-TWA, Class F (a)	10.38%	06/12/39	117,717
	Morgan Stanley Capital I Trust
11,293,054	Series 2019-L2, Class XA, IO (b)	1.16%	03/15/52	358,281
	NYO Commercial Mortgage Trust
320,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (e)	6.98%	11/15/38	304,624
	SHR Trust
250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (e)	8.77%	10/15/41	245,925
				3,586,385
	Total Mortgage-Backed Securities			7,321,446
	(Cost $7,212,183)
ASSET-BACKED SECURITIES — 18.9%
	CoreVest American Finance Trust
233,725	Series 2021-1, Class A (a)	1.57%	04/15/53	227,465
	Exeter Automobile Receivables Trust
250,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	255,411
	FNA VI LLC
43,487	Series 2021-1A, Class A (a)	1.35%	01/10/32	40,360
	Island Finance Trust
300,000	Series 2025-1A, Class B (a)	7.95%	03/19/35	307,618
300,000	Series 2025-1A, Class C (a)	10.00%	03/19/35	302,188
	LHOME Mortgage Trust
275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (c)	10.73%	05/25/29	276,742
	Pagaya AI Debt Trust
178,444	Series 2024-2, Class C (a)	7.57%	08/15/31	181,112
339,595	Series 2024-3, Class D (a)	9.00%	10/15/31	343,643
	Total Asset-Backed Securities			1,934,539
	(Cost $1,866,546)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.7%
	Commercial Mortgage-Backed Securities — 4.4%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (f)	2.47%	09/27/28	101,295
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
940,000	Series K755, Class X3, IO (b)	5.84%	02/25/31	246,878
	Government National Mortgage Association
1,930,783	Series 2024-32, Class IO, IO (b)	0.71%	06/16/63	100,216
				448,389
	Pass-Through Securities — 4.3%
	Federal National Mortgage Association
322,000	Pool TBA	3.00%	05/15/55	279,501

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$145,000	Pool TBA	4.00%	05/15/55	$135,152
25,000	Pool TBA	5.00%	05/15/55	24,476
				439,129
	Total U.S. Government Agency Mortgage-Backed Securities			887,518
	(Cost $875,718)

Shares	Description	Value
MONEY MARKET FUNDS — 9.4%
960,975	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (g)	960,975
	(Cost $960,975)

	Total Investments — 108.4%	11,104,478
	(Cost $10,915,422)
	Net Other Assets and Liabilities — (8.4)%	(856,057)
	Net Assets — 100.0%	$10,248,421
Futures Contracts at April 30, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	12	Jun-2025	$1,310,344	$17,882
U.S. 10-Year Treasury Notes	4	Jun-2025	448,875	5,437
Ultra 10-Year U.S. Treasury Notes	2	Jun-2025	229,468	1,390
			$1,988,687	$24,709

Futures Contracts Short
U.S. 2-Year Treasury Notes	3	Jun-2025	$(624,445)	$(891)
U.S. Treasury Long Bond Futures	5	Jun-2025	(583,125)	(381)
			$(1,207,570)	$(1,272)
		Total	$781,117	$23,437

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $7,680,366 or 74.9% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, securities noted as such are valued at $254,999 or 2.5% of net assets.

(e)	Floating or variable rate security.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Rate shown reflects yield as of April 30, 2025.

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$7,321,446	$—	$7,321,446	$—
Asset-Backed Securities	1,934,539	—	1,934,539	—
U.S. Government Agency Mortgage-Backed Securities	887,518	—	887,518	—
Money Market Funds	960,975	960,975	—	—
Total Investments	11,104,478	960,975	10,143,503	—
Futures Contracts	24,709	24,709	—	—
Total	$11,129,187	$985,684	$10,143,503	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(1,272)	$(1,272)	$—	$—

First Trust Exchange-Traded Fund IV
Additional Information
April 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.